INVENTORY (Schedule of Inventory, Net) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials and components		$ 13,741	$ 11,281
Work in progress		11,985	15,432
Spare parts		13,462	13,147
Finished goods		1,815	1,363
Total inventory	[1]	$ 41,003	$ 41,223

[1]	The total amount of Rotables included in the company spare parts inventory for the years ended December 31, 2021 and 2020 were $8,623 and $9,183, respectively.